KPMG LLP
Suite 500
191 West Nationwide Blvd.
Columbus, OH 43215-2568
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors of Horace Mann Life Insurance Company and Contract Owners of Horace Mann Life Insurance Company Allegiance Separate Account A:
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of the sub-account listed in the Appendix that comprise the Horace Mann Life Insurance Company Allegiance Separate Account A (the Separate Account) as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the related notes (collectively, the financial statements) including financial highlights in Note 6 for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the sub-account as of December 31, 2025, the results of its operations for the year listed in the Appendix, changes in its net assets for the years listed in the Appendix, and the financial highlights for the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the Separate Account’s auditor since 1989.
Columbus, Ohio
April 9, 2026
KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG
International Limited, a private English company limited by guarantee.

Appendix
Statement of net assets as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.
WILSHIRE VIT GLOBAL ALLOCATION FUND
LTR2

HORACE MANN LIFE INSURANCE COMPANY
ALLEGIANCE SEPARATE ACCOUNT A
Statement of Net Assets
December 31, 2025
WILSHIRE VIT GLOBAL ALLOCATION FUND
ASSETS
Investments at market value	$468,072
TOTAL ASSETS	$468,072
NET ASSETS
Active Contracts	$468,072
Payout Contracts	$–
TOTAL NET ASSETS	$468,072
INVESTMENTS
Cost of investments	$409,434
Unrealized appreciation on investments	$58,638
Number of shares in underlying mutual funds	22,711
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0029	11,686
Retired Payout	–
Total Units	11,686
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0029	$40.06
Retired Payout	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
ALLEGIANCE SEPARATE ACCOUNT A
Statement of Operations
For the year ended December 31, 2025
WILSHIRE VIT GLOBAL ALLOCATION FUND
INVESTMENT INCOME
Dividend income distribution	$14,275
Investment Income	$14,275
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	13,944
Net realized gain (loss) on investments	10,188
Net change in unrealized appreciation (depreciation) on investments	54,406
Net gain (loss) on investments	$78,538
EXPENSES
Mortality and expense risk charge (Note 3)	(1,641)
Total Expenses	$(1,641)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$91,171
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
ALLEGIANCE SEPARATE ACCOUNT A
Statements of Changes in Net Assets
For the Years Ended December 31, 2025 and December 31, 2024
WILSHIRE VIT GLOBAL ALLOCATION FUND	2025	2024
OPERATIONS
Investment Income	$14,275	$11,901
Capital gain distribution	13,944	–
Net realized gain (loss) on investments	10,188	(5,439)
Net change in unrealized appreciation (depreciation) on investments	54,406	59,736
Mortality and expense risk charge (Note 3)	(1,641)	(1,854)
Net increase (decrease) in net assets resulting from operations	$91,171	64,343
CONTRACT OWNERS' TRANSACTIONS
Net transfer from (to) fixed accumulation account	1,163	(64)
Transfer between funds	–	–
Payments to contract owners	(253,609)	(47,214)
Mortality guarantee adjustment	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	$(252,446)	(47,278)
TOTAL INCREASE (DECREASE) IN NET ASSETS	$(161,274)	17,065
Net Assets:
Beginning of year	$629,347	$612,281
End of year	$468,072	$629,346
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
ALLEGIANCE SEPARATE ACCOUNT A
Notes to the Financial Statements
For the Year Ended December 31, 2025
1. NATURE OF SEPARATE ACCOUNT
Horace Mann Life Insurance Company - Allegiance Separate Account A (the Separate Account), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, was established by Horace Mann Life Insurance Company (HMLIC) to fund variable annuity contracts. All assets are invested in shares of WILSHIRE VIT GLOBAL ALLOCATION FUND.
During 2025 and 2024 no new funds were added to the separate account.
The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of HMLIC.
A contract owner may purchase additional shares of the underlying mutual fund. HMLIC allocates purchase payments to the mutual fund and/or the fixed account as instructed by the contract owner. Shares of the mutual fund are purchased at Net Asset Value (NAV), then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual fund, as well as those set forth in the contract.
Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC's other assets and liabilities. The portion of the Separate Accounts assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business HMLIC may conduct.
Segment Reporting
An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by a public entity’s chief operating decision maker (the “CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.  The Executive Vice President of Life and Retirement is the Account’s CODM and has determined that each subaccount has operated as a single segment since inception.  The CODM monitors the operating results of each subaccount and each subaccount’s long-term strategic asset allocation is pre-determined in accordance with the terms of the related Prospectus, based on the defined investment objectives and strategies that are executed by each subaccount’s portfolio management team.  The financial information, in the form of the subaccounts’ holdings, total returns, expense ratios, and changes in contract owners’ equity (i.e., changes in contract owners’ equity resulting from operations, contract purchase payments, withdrawals, surrenders, and transfers) are used by the CODM to assess each subaccount’s performance by comparing the  underlying mutual funds’ performance to their respective benchmark and to make resource allocation decisions for each subaccount’s single segment, which is consistent with that presented within the subaccounts’ financial statements.  Segment assets are reflected on the subaccounts’ Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the Statements of Operations.”
2. SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.
Investments
Security transactions are recorded on a trade date basis. The carrying amounts of the assets approximate fair value and were measured based on the reported net asset values of the Fund, which in turn value the investment securities at fair value. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains (losses) from security transactions are determined for financial reporting purposes on the first-in-first-out basis.

HORACE MANN LIFE INSURANCE COMPANY
ALLEGIANCE SEPARATE ACCOUNT A
Notes to the Financial Statements (Continued)
For the Year Ended December 31, 2025
The Separate Account measures the fair value of its investments on a recurring basis. Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement guidance establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities including valuations for securities listed on a national or foreign exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.
Level 2 Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities.
Level 3 Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.
At the end of each reporting period, an evaluation is made regarding whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred between levels.
The Separate Account measures the fair value of all its investments using level 1 inputs. For the year ended December 31, 2025, there were no transfers out of Level 1 securities.
Income Taxes
The operations of the Separate Account are taxed as part of the operations of HMLIC, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.
Subsequent Events
Management evaluated subsequent events for the Separate Account through the date the financial statements were issued, and has concluded that there are no events that require financial statement disclosure or adjustments to the financial statements.
3. EXPENSES AND RELATED PARTY TRANSACTIONS
Certain specified amounts, as described in the annuity contracts, are paid to HMLIC to cover death benefits, surrender charges, and maintenance charges.
For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Accounts as a direct reduction to unit value of 0.29% of the daily net assets of the Separate Account depending on the options selected. All existing accounts are not charged annual maintenance fees, and are not subject to surrender charges.

HORACE MANN LIFE INSURANCE COMPANY
ALLEGIANCE SEPARATE ACCOUNT A
Notes to the Financial Statements (Continued)
For the Year Ended December 31, 2025
4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES
During the year ended December 31, 2025 purchases and proceeds from sales of fund shares were as follows:
	Purchases	Sales
WILSHIRE VIT GLOBAL ALLOCATION FUND	$29,382	$245,062

HORACE MANN LIFE INSURANCE COMPANY
ALLEGIANCE SEPARATE ACCOUNT A
Notes to Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS
Account Division	Units outstanding at 1/1/2024	Consideration Received 2024	Net Transfers 2024	Payments to Contract Owners 2024	Units Outstanding at 12/31/2024	Consideration Received 2025	Net Transfers 2025	Payments to Contract Owners 2025	Units Outstanding at 12/31/2025
WILSHIRE VIT GLOBAL ALLOCATION FUND	19,813	–	–	(1,408)	18,405	–	–	(6,719)	11,686

HORACE MANN LIFE INSURANCE COMPANY
ALLEGIANCE SEPARATE ACCOUNT A
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
6. FINANCIAL HIGHLIGHTS
WILSHIRE VIT GLOBAL ALLOCATION FUND
Year Ended December 31	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
2025	11,686	40.06	468,072	0.29%	2.60%	17.15%
2024	18,405	34.19	629,346	0.29%	1.92%	10.65%
2023	19,813	30.90	612,281	0.29%	1.33%	16.08%
2022	21,314	26.62	567,327	0.29%	3.38%	(18.07)%
2021	22,602	32.49	734,227	0.29%	1.20%	11.53%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

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